Share-based payments - Summary of Stock Options Outstanding (Detail) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [line Items]
At beginning of the year		68,650,697
At end of the year		74,363,197	68,650,697
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member]
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [line Items]
At beginning of the year		68,650,697	24,367,658
Granted		12,100,000	62,200,000
Exercised	[1]	(3,000,000)	(13,104,461)
Forfeited		(3,387,500)	(4,812,500)
At end of the year		74,363,197	68,650,697

[1]	In 2022, the weighted average exercise price was CHF 0.02 (2021: CHF 0.015).